Filed Pursuant to Rule 497(e)
Registration File No. 333-146327

FocusShares Trust

Focus Morningstar US Market Index ETF
Focus Morningstar Large Cap Index ETF
Focus Morningstar Mid Cap Index ETF
Focus Morningstar Small Cap Index ETF
Focus Morningstar Basic Materials Index ETF
Focus Morningstar Communication Services Index ETF
Focus Morningstar Consumer Cyclical Index ETF
Focus Morningstar Consumer Defensive Index ETF
Focus Morningstar Energy Index ETF
Focus Morningstar Financial Services Index ETF
Focus Morningstar Health Care Index ETF
Focus Morningstar Industrials Index ETF
Focus Morningstar Real Estate Index ETF
Focus Morningstar Technology Index ETF
Focus Morningstar Utilities Index ETF

(each, a “Fund” and together, the “Funds”)

Supplement dated April 11, 2011
to Statement of Additional Information dated March 21, 2011

Effective April 11, 2011, Michael J. LeVar has resigned as a Trustee of the FocusShares Trust  and of the Funds. All references to Mr. LeVar contained in the Statement of Additional Information are hereby deleted in their entirety.  As of the date of this Supplement, the Board of Trustees has not yet filled the vacancy created by Mr. LeVar's resignation.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION OF THE FOCUSSHARES TRUST FOR FUTURE REFERENCE.